Annual Total Returns[BarChart] - MyDestination 2015 Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.84%	11.46%	10.35%	3.92%	(2.06%)	6.99%	11.67%	(3.66%)	15.09%	9.16%